Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management and Financial Instruments [Abstract]
Schedule of Consolidated Financial Statements

Financial instruments are recognized in the consolidated financial statements as follows:

	Note	December 31, 2024	December 31, 2023
Assets
Fair value through profit or loss (1)
Financial investments	3	3,350,654	2,642,258
National treasury bills	3	65,197	96,446
Margin cash	3	32,334	114,270
Derivative assets		84,468	169,736
Amortized cost (2)
Cash at banks	3	2,197,822	1,830,814
Margin cash	3	104,220	18,191
Trade accounts receivable	4	3,735,540	3,390,856
Related party receivables	8	77,355	118,554
Total		9,647,590	8,381,125
Liabilities
Amortized cost
Loans and financing	15	(19,326,796)	(19,999,137)
Trade accounts payable and supply chain finance	14	(6,194,223)	(6,205,119)
Lease		(1,734,029)	(1,841,227)
Other financial liabilities		(56,872)	(104,043)
Fair value through profit or loss
Derivative liabilities		(266,066)	(144,251)
Total		(27,577,986)	(28,293,777)

(1)	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value. National treasury bill are measured at fair value.
(2)	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.

Schedule of Fair Value of Assets and Liabilities Through Profit or Loss

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets;

	December 31, 2024			December 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments	—	3,350,654	3,350,654	206,650	2,435,608	2,642,258
National treasury bills	65,197	—	65,197	210,716	—	210,716
Margin Cash	32,334	—	32,334	—	—	—
Derivative assets	—	84,468	84,468	—	169,736	169,736
Financial liabilities
Derivative liabilities	—	266,066	266,066	—	144,251	144,251

Schedule of Estimated Fair Value	The following details the estimated fair value of the notes:
	December 31, 2024			December 31, 2023
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2,50% JBS Lux 2027	1,000,000	94.98%	949,770	1,000,000	92.10%	920,960
Notes 5,13% JBS Lux 2028	899,740	99.50%	895,205	900,000	99.66%	896,931
Notes 3,00% JBS Lux 2029	599,957	91.20%	547,161	600,000	88.24%	529,440
Notes 6,5% JBS Lux 2029	69,906	100.52%	70,273	77,973	99.27%	77,406
Notes 5,5% JBS Lux 2030	1,249,685	99.77%	1,246,786	1,250,000	98.55%	1,231,875
Notes 3,75% JBS Lux 2031	493,000	88.93%	438,435	500,000	86.45%	432,250
Notes 3,00% JBS Lux 2032	1,000,000	83.22%	832,210	1,000,000	81.66%	816,560
Notes 3,625% JBS Lux 2032	968,780	87.96%	852,178	1,000,000	85.60%	856,030
Notes 5,75% JBS Lux 2033	1,661,675	99.54%	1,654,048	2,050,000	99.35%	2,036,736
Notes 6,75% JBS Lux 2034	1,507,046	105.85%	1,595,148	1,600,000	105.27%	1,684,368
Notes 4,375% JBS Lux 2052	900,000	110.50%	994,482	900,000	74.36%	669,204
Notes 6,50% JBS Lux 2052	1,548,000	101.53%	1,571,731	1,550,000	100.71%	1,560,989
Notes 7.25% JBS Lux 2053	900,000	74.94%	674,487	900,000	109.34%	984,060
Notes 4,25% PPC 2031	855,725	92.24%	789,303	1,000,000	90.27%	902,650
Notes 3,5% PPC 2032	900,000	86.34%	777,033	900,000	84.47%	760,203
Notes 6,25% PPC 2033	980,000	102.16%	1,001,178	1,000,000	102.90%	1,029,020
Notes 6,875% PPC 2034	500,000	106.73%	533,650	499,999	108.05%	540,230
	16,033,514		15,423,078	16,727,972		15,928,912

Schedule of Finance Income (Expense) by Category of Financial Instrument

Finance income (expense) by category of financial instrument:

	2024	2023	2022

Fair value through profit or loss	(256,499)	204,573	(277,875)
Amortized cost	(1,413,264)	(1,566,845)	(963,823)
Total	(1,669,763)	(1,362,272)	(1,241,698)

Schedule of Assets and Liabilities Exposed to Floating Interest Rates	The main exposure to financial risks as of December 31, 2024 and December 31, 2023 are shown below:
	December 31, 2024	December 31, 2023
Net exposure to the CDI rate:
CRA - Agribusiness Credit Receivable Certificates	—	(60,676)
Credit note - export	(1,704)	(217,648)
Rural - Credit note - Prefixed	—	(1,208)
Related party transactions	527	624
CDB-DI (Bank certificates of deposit)	790,370	943,526
Margin cash	132,687	31,566
Subtotal	921,880	696,184
Derivatives (Swap)	(1,285,133)	(1,427,374)
Total	(363,253)	(731,190)
Net exposure to the IPCA rate:
Treasury bills	35,127	27,716
CRA - Agribusiness Credit Receivable Certificates	(1,163,028)	(2,101,681)
Margin cash	3,867	51,751
Related party transactions	77,336	117,930
Subtotal	(1,046,698)	(1,904,284)
Derivatives (Swap)	906,886	1,423,667
Total	(139,812)	(480,617)
Assets exposure to the CPI rate:
Margin cash	—	49,144
Total	—	49,144
Liabilities exposure to the SOFR rate:
Export credit note	(102,367)	—
Prepayment	(100,296)	(280,971)
Prepayment - exchange agreement	(2,599)	(2,915)
Total	(205,262)	(283,886)
Liabilities exposure to the TJLP rate:
Working Capital	—	(771)
Total	—	(771)

Schedule of Contracts Exposure Scenario

Sensitivity analysis as of December 31, 2024:

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 50%		Scenario (III) Interest rate variation - 100%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	12.15%	12.22%	(271)	18.23%	(23,388)	24.30%	(46,775)
				(271)		(23,388)		(46,775)

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
IPCA	Increase	4.87%	4.88%	(10)	6.09%	(1,805)	7.31%	(3,608)
SOFR	Increase	4.37%	4.37%	(11)	5.46%	(2,378)	6.56%	(4,753)
				(21)		(4,183)		(8,361)
US Dollar (amounts in thousands of US$):
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	6.1923	6.0748	(68,290)	5.2635	(539,693)	4.3346	(1,079,393)
Financial	Depreciation	6.1923	6.0748	26,056	5.2635	205,924	4.3346	411,850
Derivatives	Depreciation	6.1923	6.0748	21,713	5.2635	171,596	4.3346	343,195
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	6.4363	6.3203	(3,956)	5.4709	(32,910)	4.5054	(65,820)
Financial	Depreciation	6.4363	6.3203	42	5.4709	346	4.5054	692
Derivatives	Depreciation	6.4363	6.3203	654	5.4709	5,438	4.5054	10,875
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	7.7620	7.6173	(2,368)	6.5977	(19,058)	5.4334	(38,116)
Financial	Depreciation	7.7620	7.6173	4	6.5977	30	5.4334	61
Derivatives	Depreciation	7.7620	7.6173	1,326	6.5977	10,674	5.4334	21,348
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Depreciation	3.8392	3.7729	35	3.2633	302	2.6874	605
Derivatives	Appreciation	3.8392	3.7729	(50)	3.2633	(439)	2.6874	(878)
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US $	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	4.3047	4.3762	247	4.9504	2,231	5.5961	4,461
Financial	Depreciation	4.3047	4.3762	(10)	4.9504	(88)	5.5961	(176)
Derivatives	Depreciation	4.3047	4.3762	(625)	4.9504	(5,642)	5.5961	(11,284)
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US $	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	0.8483	0.8644	327	0.9756	2,582	1.1028	5,164
Financial	Depreciation	0.8483	0.8644	(2)	0.9756	(18)	1.1028	(35)
Derivatives	Depreciation	0.8483	0.8644	(410)	0.9756	(3,240)	1.1028	(6,480)
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 25%		Scenario (ii) @ Variation - 50%
Exposure	Risk	Current price (USD per head)	Price	Effect on income	Price	Effect on income	Price	Effect on income

Derivatives	Cattle depreciation	44	44	(2)	33	(29)	22	(59)

		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 25%		Scenario (ii) @ Variation - 50%
Exposure	Risk	Price	Effect on income	Price	Effect on income	Price	Effect on income

Derivatives	Corn depreciation	(1.07)%	—	25%	(4)	50%	(8)
		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Price variation - 25%		Scenario (ii) Price variation - 50%
Exposure	Risk	Price (USD per tonne)	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Depreciation	(1.066)%	(647)	(25.00)%	(15,171)	(50.00)%	(30,343)
Derivatives	Appreciation	(1.066)%	(201)	(25.00)%	(4,708)	(50.00)%	(9,416)
		Scenario (i) VaR 99% I.C. 1 day		Scenario (ii) Price variation - 15%		Scenario (iii) Price variation - 30%
Exposure	Risk	Price (US$ per head)	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	(2.10)%	(82,215)	(15.00)%	(588,093)	(30.00)%	(1,176,185)
Derivatives	Appreciation	(2.10)%	(189,681)	(15.00)%	(1,356,802)	(30.00)%	(2,713,605)

Schedule of Sensitivity Analysis Fair Value Asset and Liability
			December 31, 2024				December 31, 2023
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value
	CDI	2024	—	—	—	—	181,769	189,067	(189,571)	(504)
Swap	IPCA	2024	—	—	—	—	111,031	142,472	(111,625)	30,847
	IPCA	2027	158,004	162,453	(171,479)	(9,026)	79,937	94,520	(85,402)	9,118
	IPCA	2028	—	—	—	—	91,298	108,777	(100,034)	8,743
	IPCA	2030	—	—	—	—	289,179	350,639	(328,591)	22,048
	IPCA	2031	189,071	212,403	(224,840)	(12,437)	288,874	333,981	(326,029)	7,952
	IPCA	2032	183,123	192,464	(216,650)	(24,186)	87,821	103,620	(105,459)	(1,839)
	IPCA	2034	127,416	124,373	(135,650)	(11,277)	—	—	—	—
	IPCA	2036	—	—	—	—	18,824	23,487	(24,650)	(1,163)
	IPCA	2037	189,239	215,192	(263,254)	(48,062)	214,822	266,169	(267,639)	(1,470)
	IPCA	2038	142,320	143,557	(159,263)	(15,706)	—	—	—	—
	IPCA	2039	20,854	20,363	(21,830)	(1,467)	—	—	—	—
	IPCA	2044	80,745	79,880	(92,168)	(12,288)	—	—	—	—

			1,090,772	1,150,685	(1,285,134)	(134,449)	1,363,555	1,612,732	(1,539,000)	73,732

Schedule of Exposure

The carrying amounts of assets and liabilities and other positions exposed to foreign currency risk at December 31, 2024, and 2022 are presented below along with the notional amounts of derivative contracts intended to offset the exposure, in accordance with the Group’s Financial and Commodities Risk Management Policy. The exposure is related to Brazilian Real.

	USD		EUR		GBP		MEX	AUD		CAD		CNY
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2023 (1)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
OPERATING
Cash and cash equivalents	1,639,584	1,570,813	50,341	68,154	16,097	20,102	271,503	90	42	483	550	7,051	5,506
Trade accounts receivable	1,073,398	579,651	165,016	147,839	65,684	49,743	134,113	543	241	14,387	8,106	2,964	5,885
Sales orders	1,062,765	916,595	78,854	73,564	54,370	217,509	—	—	—	2,896	68	7,197	4,316
Trade accounts payable	(297,536)	(174,781)	(78,268)	(74,963)	(16,271)	(15,846)	(267,433)	(2,535)	(320)	—	—	—	—
Purchase orders	(83,493)	(56,710)	(8,928)	(18,012)	—	—	—	—	—	—	—	—	—
Operating subtotal	3,394,718	2,835,568	207,015	196,582	119,880	271,508	138,183	(1,902)	(37)	17,766	8,724	17,212	15,707
FINANCIAL
Margin cash	220	—	—	—	—	—	—	—	—	—	—	—	—
Advances to customers	(4,683)	(111,368)	(1,562)	(12,621)	(191)	(511)	—	—	—	—	—	(118)	(2,696)
Loans and financing	(1,290,871)	(306,798)	(614)	(3,218)	—	—	—	—	—	(585)	(379)	—	—
Financial subtotal	(1,295,334)	(418,166)	(2,176)	(15,839)	(191)	(511)	—	—	—	(585)	(379)	(118)	(2,696)
Operating financial subtotal	2,099,384	2,417,402	204,839	180,743	119,689	270,997	138,183	(1,902)	(37)	17,181	8,345	17,094	13,011

Total exposure	2,099,384	2,417,402	204,839	180,743	119,689	270,997	138,183	(1,902)	(37)	17,181	8,345	17,094	13,011
DERIVATIVES
Future contracts	1,840	(250,788)	(85,595)	(137,070)	(34,095)	(44,142)	—	—	—	(8,000)	—	(21,600)	(11,727)
Deliverable Forwards (DF´s)	(664,084)	(398,024)	70,949	67,303	(26,785)	(14,369)	—	2,760	2,846	(29,612)	82,182	—	(5,503)
Non-Deliverable Forwards (NDF´s)	(417,158)	(1,306,760)	(19,559)	5,071	(6,262)	(97,124)	—	—	—	—	—	—	—
Total derivatives	(1,079,402)	(1,955,572)	(34,205)	(64,696)	(67,142)	(155,635)	—	2,760	2,846	(37,612)	82,182	(21,600)	(17,230)
NET EXPOSURE IN US$	1,019,982	461,830	170,634	116,047	52,547	115,362	138,183	858	2,809	(20,431)	90,527	(4,506)	(4,219)

(1)	There is no exposure in 2024 as we have changed the functional currency of the indirect subsidiary, PPC Mexico.

Schedule of Future Contracts
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	American dollar	Long	4,765	1,840	12	52,199	(250,788)	(2,078)

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (US$)	Notional (US$)	Fair value	Notional (US$)	Notional (US$)	Fair value

Deliverable Forwards	American dollar	Short	(664,084)	(664,084)	(16,868)	(398,024)	(398,024)	29,150
Non-Deliverable Forwards	American dollar	Short	(417,158)	(417,158)	(950)	(1,306,760)	(1,306,760)	13,975
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value

Future Contract	Euro	Long	2,074	(85,595)	49	(5,600)	(137,070)	513
Deliverable Forwards	Euro	Short	68,259	70,949	2,376	60,885	67,303	(1,885)
Non-Deliverable Forwards	Euro	Long	(18,818)	(19,559)	420	4,587	5,071	513
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Future Contract	British pound	Short	1,219	(34,095)	12	(1,470)	(44,142)	221

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Deliverable Forwards	British pound	Short	(21,368)	(26,785)	(675)	(2,333)	(14,369)	202
Non-Deliverable Forwards	British pound	Short	(4,996)	(6,262)	(128)	(15,771)	(97,124)	(579)
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (AUD)	Notional (US$)	Fair value	Notional (AUD)	Notional (US$)	Fair value

Deliverable Forwards	Australian dollar	Long	4,452	2,760	2	4,190	2,846	(1)
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CAD)	Notional (US$)	Fair value	Notional (CAD)	Notional (US$)	Fair value

Future Contract	Canadian dollar	Long	(800)	(8,000)	—	—	—	—

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CAD)	Notional (US$)	Fair value	Notional (CAD)	Notional (US$)	Fair value

Deliverable Forwards	Canadian dollar	Long	(42,597)	(29,611)	(675)	139,339	105,115	5,053
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CNY)	Notional (US$)	Fair value	Notional (CNY)	Notional (US$)	Fair value

Future Contract	Chinese Renminbi Yuan	Long	158,000	(21,600)	(3)	(1,500)	(15,000)	68

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (CNY)	Notional (US$)	Fair value	Notional (CNY)	Notional (US$)	Fair value

Non Deliverable Forwards	Chinese Renminbi Yuan	Long	—	—	—	(50,000)	(7,038)	82
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future Contracts	Commodities (Cattle)	Long	6,548	111	(2,718)	(6)	(101)	—

			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future Contracts	Grain	Long	4,161	15	(1)	(7)	(46,724)	930
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future contracts	Commodities (Grains)	Short	2,788	17,769	84	—	—	—
			December 31, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (US$)	Notional (R$)	Fair value	Notional (US$)	Notional (R$)	Fair value
Deliverable Forwards	Commodities (Cattle)	Short	1,378,279	8,534,720	(60,240)	80,377	389,130	(1,982)

Schedule of Exposure in Commodities

The Group’s exposure to cattle price fluctuation as of December 31, 2024, are presented below in accordance with the Group’s Financial and Commodities Risk Management Policy and are representative of the exposure at each period end.

Exposure in Commodities (Cattle)	December 31, 2024	December 31, 2023
DERIVATIVES
Future contracts	111	(101)
Subtotal	111	(101)
NET EXPOSURE	111	(101)

Exposure in Corn (Grain)	December 31, 2024	December 31, 2023
DERIVATIVES
Future contracts	15	(46)
Subtotal	15	(46)
NET EXPOSURE	15	(46)
EXPOSURE in Commodities (Grain)	December 31, 2024	December 31, 2023	December 31, 2022
OPERATING
Purchase orders	57,260	114,097	224,766
Subtotal	57,260	114,097	224,766
DERIVATIVES
Future contracts	17,769	—	(948)
Non-Deliverable Forwards	—	—	(30,990)
Subtotal	17,769	—	(31,938)
NET EXPOSURE	75,029	114,097	192,828
Exposure in Commodities	December 31, 2024	December 31, 2023
OPERATIONAL
Firm contracts of cattle purchase	3,699,290	3,230,355
Subtotal	3,699,290	3,230,355
DERIVATIVES
Deliverable Forwards	8,534,720	389,130
Subtotal	8,534,720	389,130
NET EXPOSURE	12,234,010	3,619,485

Schedule of Statement of Income

Below are the effects on the statement of income, after the adoption of hedge accounting:

	December 31, 2024	December 31, 2023
Statements of income:

Cost of sales before hedge accounting adoption	(6,585,192)	(7,798,858)

Derivatives operating income (loss)	(787)	31,693
Currency	—	1,441
Commodities	(787)	30,252
Cost of sales with hedge accounting	(6,585,979)	(7,767,165)

Financial income (expense), net excluding derivatives	(246,602)	(77,411)

Derivatives financial income (expense), net	(90,340)	14,405
Currency	(79,296)	39,968
Commodities	(10,760)	(24,357)
Interest	(284)	(1,206)
Financial income (expense), net	(336,942)	(63,006)

Schedule of Other Comprehensive Income (Expense)

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	December 31, 2024	December 31, 2023
Statements of other comprehensive income (expense):

Financial instruments designated as hedge accounting:	324	(537)
Currency	—	39
Commodities	324	(576)
Gain (loss) on cash flow hedge	779	7,882
Deferred income tax on hedge accounting		—
Total of other comprehensive income (expense)	779	7,882

Schedule of Hedge Cash Flow Movement
Hedge cash flow movement	December 31, 2023	OCI	December 31, 2024
Hedge accounting operations at the parent company	(549)	735	186
(-) Income Tax	187	(250)	(63)
Impact of Hedge Operations on Subsidiaries	(362)	485	123

Schedule of Balance Sheet

Below are the effects on the statement of financial position, after the adoption of hedge accounting:

	December 31, 2024	December 31, 2023
Statement of financial position:

Derivative (liabilities)/assets	84	—
Financial instruments designated as hedge accounting:
Commodities	84	—

Derivative (liabilities)/assets	69	4,473
Financial instruments not designated as hedge accounting:
Exchange	69	4,977
Interest	—	(504)

Other comprehensive income (expense)	306	(550)
Currency	—	39
Commodities	306	(589)

Inventories	20	6,577
Currency	—	136
Commodities	20	6,441

Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities

Open amounts in statement of financial position of derivative assets and liabilities:

	December 31, 2024	December 31, 2023
Assets:

Not designated as hedge accounting	84	—
Interest	—	—

Current assets	153	4,977

(Liabilities):
Designated as hedge accounting	—	750
interest	—	750
Not designated as hedge accounting
Currency	—	504
interest	—	504

Schedule of Maximum Horizon
Category	% Equity	Maximum horizon
AAA	2.00	5 years
AA	1.00	3 years
A	0.50	2 years
BBB	0.25	1 year

Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss

The information about the exposure to weighted average loss rate, gross carrying amount, impairment losses recognized in profit or loss were as follows:

	Weighted average loss rate	Gross carrying amount	Expected credit loss
December 31, 2024
Cash and cash equivalents	—	5,613,672	—
Margin cash	—	136,554	—
Trade accounts receivable	2.38%	3,735,540	(89,060)
Related party receivables	—	77,355	—
	—	9,563,121	(89,060)

Schedule of Leverage Ratio	The leverage ratio is shown below:
	December 31, 2024		December 31, 2023
Leverage indicator (USD)	1.89	x	4.42	x

Schedule of Contractual Obligation Amounts from Financial Liabilities

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	December 31, 2024					December 31, 2023
	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total

Trade accounts payable and supply chain finance	6,194,223	—	—	—	6,194,223	6,205,119	—	—	—	6,205,119
Loans and financing	2,084,225	2,029,192	2,071,582	13,141,797	19,326,796	891,570	171,228	1,212,538	17,723,802	19,999,138
Estimated interest on loans and financing (1)	2,458,318	2,440,620	839,949	5,670,017	11,408,904	1,362,896	1,052,488	1,910,116	7,390,262	11,715,762
Derivatives liabilities (assets)	165,979	100,087	—	—	266,066	144,251	—	—	—	144,251
Other liabilities	16,297	16,351	—	24,224	56,872	21,162	20,914	—	61,967	104,043
Payments of leases	335,681	574,118	235,423	588,807	1,734,029	(2,796)	293,444	442,272	1,108,307	1,841,227
Total	11,254,723	5,160,368	3,146,954	19,424,845	38,986,890	8,622,202	1,538,074	3,564,926	26,284,338	40,009,540

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2024 and December 31, 2023. Payments in foreign currencies are estimated using the December 31, 2024 and December 31, 2023 exchange rates.